LEASES (Details 1) - USD ($)	Dec. 26, 2020	Jun. 27, 2020
Operating Leases
June 26, 2021	$ 14,166,912	$ 34,049,336
June 25, 2022	28,762,223	34,040,450
June 24, 2023	28,896,785	34,224,191
June 29, 2024	33,130,642	31,289,161
June 28, 2025	40,475,748	30,837,827
December 27, 2026 and Thereafter	109,374,556	134,553,668
Total lease payment	254,806,866	298,994,663
Less: Interest	(132,713,189)
Present Value of Lease Liabilities	122,093,677
Finance Leases
June 26, 2021	2,388,782	1,439,200
June 25, 2022	5,344,591	1,579,608
June 24, 2023	5,504,327	1,790,448
June 29, 2024	9,880,306	2,021,743
June 28, 2025	6,542,077	2,279,010
December 27, 2026 and Thereafter	1,076,344,422	51,479,265
Total lease payment	1,106,004,505	$ 60,589,274
Less: Interest	(1,077,756,509)
Present Value of Lease Liabilities	$ 28,247,996